[AXA Equitable LOGO]

Jordan K. Thomsen

Vice President & Counsel

Tel: 212-314-5431

212-314-3953

February 28, 2012

VIA EDGAR

Alison White, Esquire

Office of Insurance Products

Division of Investment Management

Mail Stop 8629

Washington, DC 20549-8629

RE:	Separate Account 49 of AXA Equitable Life Insurance Company

Post-Effective Amendment No. 58 to Registration Statement on Form N-4

File Nos.: 333-05593 and 811-07659

Dear Ms. White:

AXA Equitable Life Insurance Company (“AXA Equitable” or the “Company) today has transmitted via EDGAR for filing pursuant to Rule 485(a) under the Securities Act of 1933 (“1933 Act”), Post-Effective Amendment No. 58 and Amendment No. 272 (the “Amendment”) to AXA Equitable’s Form N-4 Registration Statement under the 1933 Act and the Investment Company Act of 1940, respectively (File Nos.: 333-05593 and 811-07659). The Registrant is Separate Account 49 of AXA Equitable Life Insurance Company.

The Amendment relates to the addition of special services the Company is making available under its Accumulator® variable annuity contracts. All of the special services are optional and are available for an additional charge. The special services relate to contract owner requests for the following:

(1)	wire transfers
(2)	express mail delivery
(3)	a duplicate contract

Immediately following receipt of comments from the Securities and Exchange Commission staff (the “staff”), the Company will be requesting approval under Rule 485(b)(1)(vii) to add the identical disclosure in connection with these special services (as reviewed and commented on by the staff) to the following registration statements of AXA Equitable:

Separate Account A of AXA Equitable Life Insurance Company (811-01705)

2-30070

333-81393

333-81501

333-137052

333-141082

333-141292

Separate Account No. 45 of AXA Equitable Life Insurance Company (811-08754)

33-83750

333-61380

333-64751

333-73121

Separate Account No. 49 of AXA Equitable Life Insurance Company (811-07659)

333-05593

333-31131

333-60730

333-160951

333-165395

The availability of the special services will apply to the Accumulator® variable annuity contracts on or about May 1, 2012. To that end, we would appreciate your comments on the Amendment by Friday, March 23, 2012.

Please contact the undersigned at 212-314-5431 or Christopher E. Palmer at 202-346-4253 of Goodwin Procter LLP, if you have any questions.

Very truly yours,

/s/ Jordan K. Thomsen
Jordan K. Thomsen

Cc:	Christopher E. Palmer, Esq.
Goodwin	Procter LLP